Comparative figures - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of comparative information prepared under previous GAAP [abstract]
Current value added tax receivables	¥ 1,057,463	¥ 13,322